FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of warrants at fair value
In estimating the warrants' fair value the Company used the following assumptions:

	December 31,
	2016	2015

Dividend yield (1)	0%	0%
Expected volatility (2)	54.07%-65.59%	64.2%-66.9%
Risk-free interest (3)	0.89%-1.47%	1.19%-1.42%
Expected term (years) (4)	1.1-2.94	2.2-4.0

(1)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over the term that is equivalent to the expected term of the option.

(3)	Risk-free interest - based on yield rate of non-index linked U.S. Federal Reserve treasury stock.

(4)	Expected term - the expected term was based on the maturity date of the warrants.

Schedule of fair value measurement using significant unobservable inputs

Fair value measurement using significant unobservable inputs (Level 3):

Fair value of warrants to Common stock

Balance at January 1, 2017	$2,079
Change in fair value of warrants	(131)

Balance at June 30, 2017	$1,948

The level of inputs used to measure fair value was Level 2.

	Fair value of warrants
	to Common stock
	2016	2015

Balance at January 1	$1,696	$734

Change in fair value of warrants	383	962

Balance at December 31	$2,079	$1,696

Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of warrants at fair value

The Company measures the warrants at fair value by applying the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in fair value being recognized in the Company’s consolidated statement of comprehensive loss as financial income or expense.

In estimating the warrants’ fair value, the Company used the following assumptions:

	June 30,
	2017	2016

Dividend yield (1)	0%	0%
Expected volatility (2)	50.16%-58.28%	63.2%-67.1%
Risk-free interest (3)	1.17%-1.47%	0.77%-0.88%
Expected term (years) (4)	0.6-2.4	1.7-3.6

(1)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.
(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the warrants.
(3)	Risk-free interest – was based on yield rate of non-index linked U.S. Federal Reserve treasury stock.
(4)	Expected term - was based on the maturity date of the warrants.

Amended Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of warrants at fair value

The Company measured the Warrants at fair value on their issuance date by applying the Black-Scholes options pricing model, according to the following assumptions:

June 30,
2017

Dividend yield (1)	0%
Expected volatility (2)	65.16%-65.80%
Risk-free interest (3)	2.23%-2.27%
Expected term (years) (4)	7

(1)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.
(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the warrants.
(3)	Risk-free interest – was based on yield rate of non-index linked U.S. Federal Reserve treasury stock.
(4)	Expected term - was based on the maturity date of the warrants.

The Company measured the Warrants at fair value on their issuance date by applying the Black-Scholes options pricing model, according to the following assumptions:

June 30,
2017

Dividend yield (1)	0%
Expected volatility (2)	65.54%-65.85%
Risk-free interest (3)	2%-2.14%
Expected term (years) (4)	7

(1)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.
(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the warrants.
(3)	Risk-free interest – was based on yield rate of non-index linked U.S. Federal Reserve treasury stock.
(4)	Expected term - was based on the maturity date of the warrants.